Condensed financial information of the Company	12 Months Ended
Dec. 31, 2014
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company

27. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the “Company”) have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$379,829,487 as of December 31, 2014 (2013: US$375,547,200).

Condensed Balance Sheets

	Year ended December 31
	2013	2014
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	231,652,719	4,392,766
Other deposits and prepayments	12,690,088	1,774,032
Other current assets	1,319,508	233,474
Due from subsidiaries	445,422,645	585,756,827
Total current assets	691,084,960	592,157,099

Other assets	-	-
Deferred charges	9,048,940	7,428,245
Investments in subsidiaries	778,780,958	900,701,691

TOTAL ASSETS	1,478,914,858	1,500,287,035

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	-	130,024,345
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	9,453,718	8,715,979
Payroll and welfare payables	5,149,011	-
Other long-term debt due within one year	35,000,000	-

Total current liabilities	50,518,307	139,655,902

Other long-term debt	475,761,009	400,000,000

Total liabilities	526,279,316	539,655,902

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-147,019,802 shares for 2014 (2013: 156,012,492 shares)	15,828	15,831
Treasury shares	(3,085,481)	(20,696,268)
Additional paid-in capital	534,936,597	530,670,112
Retained earnings	420,768,598	450,641,458

Total shareholders' equity	952,635,542	960,631,133

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,478,914,858	1,500,287,035

Condensed Statements of Comprehensive Income

	Year ended December 31
	2012	2013	2014
	US$	US$	US$
Sales tax	-	-	-

General and administrative expenses	(4,422,693)	(16,494,847)	(8,860,382)

Operating loss	(4,422,693)	(16,494,847)	(8,860,382)
Interest expense	(9,243,078)	(24,635,780)	(58,515,706)
Interest income	722	749,408	1,289,907
Loss on extinguishment of debt	-	-	(9,848,931)
Equity in profit of subsidiaries, net	170,662,644	166,737,483	124,450,842

Income from operations before income taxes	156,997,595	126,356,264	48,515,730
Income taxes	-	-	-

Net income attributable to common shareholders	156,997,595	126,356,264	48,515,730

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	2,140,848	25,910,940	(3,353,952)

Comprehensive income attributable to shareholders	159,138,443	152,267,204	45,161,778

Condensed Statements of Cash Flows

	Year ended December 31
	2012	2013	2014
	US$	US$	US$
Cash flows from operating activities:
Net income	156,997,595	126,356,264	48,515,730
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,662,644)	(166,737,483)	(124,450,842)
Depreciation and amortization	-	-	-
Accretion of long-term debt	1,024,166	288,220	-
Stock based compensation expense	84,988	160,549	1,912,471
Amortization of deferred financing cost	-	640,565	1,620,695
Loss on extinguishment of debt	-	-	9,848,931
Other receivables	-	-	-
Other deposits and prepayments	-	(12,690,088)	10,916,056
Other current assets	-	(278,908)	45,434
Other assets	551,420	98,294	-
Income tax payable	-	-	-
Other tax payable	-	-	-
Other payable and accrued liabilities	204,846	8,081,370	(737,739)
Payroll and welfare payable	-	5,149,011	(5,149,011)
Accrued interest	17,333	(1,352,000)	-

Net cash used in operating activities	(11,782,296)	(40,284,206)	(57,478,275)

Cash flows from financing activities:
Changes in due from a subsidiary	(13,593,497)	(150,361,777)	(140,334,182)
Proceeds from short-term bank loans	25,000,000	45,000,000	130,024,345
Repayments of short-term bank loans	(25,000,000)	(70,000,000)	(35,000,000)
Proceeds from long-term bank loans	35,000,000	-	-
Proceeds from other long-term debts	-	475,761,009	-
Repayment of other long-term debts	-	(40,000,000)	(75,761,009)
Issuance of treasury shares	-	32,792,232	-
Purchase of treasury shares	(5,708,281)	(5,767,160)	(17,610,787)
Dividends to shareholders	(8,769,530)	(14,724,740)	(15,288,919)
Deferred charges	-	(9,585,309)	-
Purchase of shares under RSU plan	-	-	(7,042,725)
Loss on extinguishment of debt	-	-	(9,848,931)
Proceeds from exercise of stock options	98,812	5,060,918	1,080,530

Net cash provided by/(used in) financing activities	7,027,504	268,175,173	(169,781,678)

Net increase/ (decrease) in cash and cash equivalents	(4,754,792)	227,890,967	(227,259,953)
Cash and cash equivalents, at the beginning of the year	8,516,544	3,761,752	231,652,719

Cash and cash equivalents, at end of the period	3,761,752	231,652,719	4,392,766

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “ Investment-Equity Method and Joint Ventures ” (“ASC 323”). Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries' profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b) Related party transactions

As of December 31, 2013 and 2014, the Company had US$416,358,510 and US$525,946,603 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. (“WFOE”) and XIN Development Group International Inc. (“XIN Development”). While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and the WFOE and the XIN Development have the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2017 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2014, the Company has US$59,810,224 (2013: US$29,064,135) including accrued interest of US$10,708,345 (2013: US$1,931,467), due from XIN Development under this loan facility.

Before July 1, 2013, the Company entered into a series of consulting agreements with a consulting company that is beneficially owned by Yong Cui (“Dr. Cui”), one of the directors of the Company. Under the agreements, the Company should pay an annual fee of US$600,000 for 2012. On July 1, 2013, the Company entered into an employment agreement (“Employment Agreement”) with Dr. Cui to employ him as the President of the Company from July 1, 2013 to June 30, 2016. According to the Employment Agreement, all the consulting agreements with Dr. Cui and his related company signed before July 1, 2013 were terminated. As of December 31, 2014, there were no balances due to Dr. Cui relating to the aforementioned terminated consulting agreements.

 In November 2011, the Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden (“Mr. Ozden”), then one of the Company's independent directors, is a minority shareholder. The term of this agreement was six months with advisory fees based on an hourly rate; and the agreement was to be automatically renewed for an additional six month period upon expiration on a continuous basis. On September 19, 2013, Mr. Ozden resigned as a director of the Company and the advisory services agreement with the Company was terminated at that time. During the year ended December 31, 2013, the Company paid Mr. Ozden and Karmen Equities Limited US$112,426 in aggregate. There was no balance due to Mr. Ozden and Karmen Equities Limited as of December 31, 2013.

(c) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.